Lincoln iShares® Fixed Income Allocation Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–112.36%
Fixed Income Funds–112.15%
iShares 1-3 Year Treasury Bond ETF	164	$ 13,669
iShares 20+ Year Treasury Bond ETF	13	1,717
iShares 7-10 Year Treasury Bond ETF	16	1,720
iShares Broad USD Investment Grade Corporate Bond ETF	426	23,447
iShares Core U.S. Aggregate Bond ETF	732	78,397
iShares Core U.S. Treasury Bond ETF	924	23,017
iShares iBoxx $ Investment Grade Corporate Bond ETF	34	4,112
iShares iBoxx High Yield Corporate Bond ETF	65	5,349
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares MBS ETF	226	$ 23,023
		174,451
Money Market Fund–0.21%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.25%)	334	334
		334
Total Investment Companies (Cost $178,779)		174,785

TOTAL INVESTMENTS–112.36% (Cost $178,779)	174,785
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(12.36%)	(19,232)
NET ASSETS APPLICABLE TO 15,553 SHARES OUTSTANDING–100.00%	$155,553

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
USD–United States Dollar
See accompanying notes.
Lincoln iShares® Fixed Income Allocation Fund–1

Lincoln iShares® Fixed Income Allocation Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–Lincoln iShares® Fixed Income Allocation Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs, which, in turn, invest in fixed income securities and money market instruments (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.
 Investments in government money market funds have a stable NAV.   FLexible EXchange® Options (“FLEX Options”) are valued based on the transaction prices executed by the Funds’ sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$174,785	$—	$—	$174,785
There were no Level 3 investments at the beginning or end of the period.
Lincoln iShares® Fixed Income Allocation Fund–2